Stockholders' Equity and Regulatory Capital (Tables)	12 Months Ended
Jun. 30, 2018
Stockholders' Equity and Regulatory Capital [Abstract]
Schedule of minimum capital ratios

	As of June 30, 2018
					Minimum
					Requirement
			Minimum		To be “Well-
			Requirement		Capitalized” Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
Risk-based capital:
Common Equity Tier 1 capital ratio
Kentucky First Federal	$52,696	29.5%	$8,050	4.5%	N/A	N/A
First Federal of Hazard	18,221	43.6	1,883	4.5	$2,720	6.5%
First Federal of Kentucky	30,502	21.3	6,443	4.5	9,306	6.5

Tier 1 (core) capital ratio
Kentucky First Federal	52,696	29.5	10,733	6.0	N/A	N/A
First Federal of Hazard	18,221	43.6	2,511	6.0	3,348	8.0
First Federal of Kentucky	30,502	21.3	8,590	6.0	11,454	8.0

Total capital ratio
Kentucky First Federal	54,272	30.3	14,311	8.0	N/A	N/A
First Federal of Hazard	18,745	44.8	3,348	8.0	4,184	10.0
First Federal of Kentucky	31,462	22.0	11,454	8.0	14,317	10.0

Leverage capital:
Tier 1 leverage capital to average assets
Kentucky First Federal	52,696	17.5	12,035	4.0	N/A	N/A
First Federal of Hazard	18,221	24.3	2,996	4.0	3,745	5.0
First Federal of Kentucky	30,502	13.5	9,046	4.0	11,308	5.0

	As of June 30, 2017
					Minimum
					Requirement
			Minimum		To be “Well-
			Requirement		Capitalized” Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
Risk-based capital:
Common Equity Tier 1 capital ratio
Kentucky First Federal	$52,638	30.0%	$7,893	4.5%	N/A	N/A
First Federal of Hazard	18,015	46.7	1,737	4.5	$2,509	6.5%
First Federal of Kentucky	30,126	25.1	6,144	4.5	8,874	6.5

Tier 1 (core) capital ratio
Kentucky First Federal	52,638	30.0	10,524	6.0	N/A	N/A
First Federal of Hazard	18,015	46.7	2,316	6.0	3,087	8.0
First Federal of Kentucky	30,126	25.1	8,191	6.0	10,922	8.0

Total capital ratio
Kentucky First Federal	54,171	30.9	14,032	8.0	N/A	N/A
First Federal of Hazard	18,498	47.9	3,087	8.0	3,859	10.0
First Federal of Kentucky	31,059	22.8	10,922	8.0	13,652	10.0

Leverage capital:
Tier 1 leverage capital to average assets
Kentucky First Federal	52,638	18.4	11,427	4.0	N/A	N/A
First Federal of Hazard	18,015	26.6	2,707	4.0	3,383	5.0
First Federal of Kentucky	30,126	13.4	8,971	4.0	11,214	5.0